Related Party Transactions - Additional Information (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of unconsolidated structured entities [line items]
Due from fellow subsidiaries		$ 2,142,145
Other income from a fellow subsidiary			$ 3,666,040
Provision for credit loss from related parties	$ 0	0	$ 0
Fellow Subsidiaries [member]
Disclosure of unconsolidated structured entities [line items]
Due from fellow subsidiaries	0
Other related parties [member]
Disclosure of unconsolidated structured entities [line items]
Due from a related company	0	0
Immediate holding company [Member]
Disclosure of unconsolidated structured entities [line items]
Advances to related parties	$ 6,477,266,499	$ 2,921,838,772
Interest rate on receivables		2.00%
Interest on advances		2.00%
Receivables acquired by immediate holding company		$ 4,075,351
Immediate holding company [Member] | Administrative Service Fees [Member] | Quarterly [Member]
Disclosure of unconsolidated structured entities [line items]
Service received related party transactions		6,000,000
Entities with joint control or significant influence over entity [Member]
Disclosure of unconsolidated structured entities [line items]
Current payables to related parties		$ 156,659,071